Accounts and Other Receivables (Components of Accounts and Other Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Trade accounts receivable	$ 553.5	$ 571.8
Trade notes receivable	0.9	1.1
Total trade receivables	554.4	572.9
Other notes receivable	0.0	0.0
Taxes receivable, including income taxes	14.8	15.8
Other receivables	13.6	11.7
Subtotal other receivables	28.4	27.5
Total trade and other receivables	582.8	600.4
Allowance for doubtful accounts: Current
Trade accounts receivable	(19.2)	(8.4)
Trade notes receivable	0.0	(0.1)
Total trade receivables	(19.2)	(8.5)
Other notes receivable	0.0	0.0
Total allowance for doubtful accounts	(19.2)	(8.5)
Total receivables, net	563.6	591.9
Long-term
Trade accounts receivable	0.0	0.0
Trade notes receivable	0.3	0.6
Total trade receivables	0.3	0.6
Other notes receivable	22.8	23.4
Taxes receivable, including income taxes	0.0	0.0
Other receivables	0.0	0.0
Subtotal other receivables	22.8	23.4
Total trade and other receivables	23.1	24.0
Allowance for doubtful accounts: Long-term
Trade accounts receivable	0.0	0.0
Trade notes receivable	0.0	0.0
Total trade receivables	0.0	0.0
Other notes receivable	(22.8)	(15.0)
Total allowance for doubtful accounts	(22.8)	(15.0)
Total net receivables, Long-term	0.3	9.0
Bedding Products
Current
Trade accounts receivable	24.6	26.0
Allowance for doubtful accounts: Long-term
Allowance for credit losses	24.6	16.0
Notes Receivable | Bedding Products
Allowance for doubtful accounts: Long-term
Allowance for credit losses	22.8	15.0
Trade Accounts Receivable | Bedding Products
Allowance for doubtful accounts: Long-term
Allowance for credit losses	$ 1.8	$ 1.0